UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 1101 14th Street, NW, Suite 1010
            * * *     -  MarketCounsel  - 1556 - CFG   ALL  * * *
         Washington, DC  20005

13F File Number:  28-09998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     Chairman & President
Phone:     202-289-7443

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Washington, DC     April 26, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $145,575 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2721    35600 SH       SOLE                    18600             17000
ADVANCED MEDICAL OPTICS INC    COM              00763M108     3764   101175 SH       SOLE                    69599        0    31576
ALTERA CORP                    COM              021441100     4135   206851 SH       SOLE                   141460        0    65391
AMGEN INC                      COM              031162100     4051    72487 SH       SOLE                    47558        0    24929
ARCHER DANIELS MIDLAND CO      COM              039483102     4032   109862 SH       SOLE                    78639        0    31223
AT&T INC                       COM              00206R102     6162   156280 SH       SOLE                   115043        0    41237
BARCLAYS PLC                   ADR              06738E204     1840    32323 SH       SOLE                    29736        0     2587
BHP BILLITON LTD               SPONSORED ADR    088606108     5191   107132 SH       SOLE                    73337        0    33795
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     5681   118224 SH       SOLE                    77940        0    40284
CHUBB CORP                     COM              171232101     5238   101368 SH       SOLE                    69606        0    31762
CONSTELLATION BRANDS INC       CL A             21036P108     2888   136358 SH       SOLE                   131231        0     5127
E M C CORP MASS                COM              268648102     4875   352007 SH       SOLE                  2242353        0   109654
GARMIN LTD                     ORD              G37260109     5830   107659 SH       SOLE                    74044        0    33615
INTERNATIONAL BUSINESS MACHS   COM              459200101     5073    53814 SH       SOLE                    37030        0    16784
INTUIT                         COM              461202103     5207   190297 SH       SOLE                   124058        0    66239
ISHARES INC                    MSCI GERMAN      464286806     1260    43717 SH       SOLE                    39765        0     3952
ISHARES INC                    MSCI MALAYSIA    464286830     1313   121254 SH       SOLE                   110481        0    10773
ISHARES TR                     FTSE XNHUA IDX   464287184     2004    19568 SH       SOLE                    17595        0     1973
ISHARES TR                     S&P/TOPIX 150    464287382     1689    13231 SH       SOLE                    11897        0     1334
JACOBS ENGR GROUP INC DEL      COM              469814107     5285   113280 SH       SOLE                    80622        0    32658
JOHNSON & JOHNSON              COM              478160104     4724    78398 SH       SOLE                    52785        0    25613
LEHMAN BROS HLDGS INC          COM              524908100     5581    79642 SH       SOLE                    48938        0    30704
M & T BK CORP                  COM              55261F104     2838    24500 SH       SOLE                    12100        0    12400
MEADWESTVACO CORP              COM              583334107     2720    88200 SH       SOLE                    48200        0    40000
MERRILL LYNCH & CO INC         COM              590188108     5949    72845 SH       SOLE                    46769        0    26076
MORGAN STANLEY INDIA INVS FD   COM              61745C105     1206    27915 SH       SOLE                    25421        0     2494
NABORS INDUSTRIES LTD          SHS              G6359F103     4821   162478 SH       SOLE                    13284        0    59194
NOBLE CORPORATION              SHS              G65422100     5720    72699 SH       SOLE                    47343        0    25356
PENTAIR INC                    COM              709631105     4213   135220 SH       SOLE                    91446        0    43774
POLYMEDICA CORP                COM              731738100     4068    96111 SH       SOLE                    66144        0    29967
QUALCOMM INC                   COM              747525103     5323   124786 SH       SOLE                    80022        0    44764
SANOFI AVENTIS                 SPONSORED ADR    80105N105     4011    92181 SH       SOLE                    65884        0    26297
STRYKER CORP                   COM              863667101     6188    93298 SH       SOLE                    58433        0    34865
TARGET CORP                    COM              87612E106     5245    88516 SH       SOLE                    59740        0    28776
WASHINGTON MUT INC             COM              939322103     1709    42332 SH       SOLE                    39304        0     3028
WELLS FARGO & CO NEW           COM              949746101     3020    87700 SH       SOLE                    46500        0    41200